ORGANIZATION AND BUSINESS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				5 Months Ended		6 Months Ended		12 Months Ended
	Jul. 27, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Aug. 05, 2026	May 22, 2026	Mar. 06, 2026	Jan. 31, 2026	Jan. 31, 2024	Dec. 31, 2023	Jul. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net losses from continuing operations		$ 284	$ 163	$ 42	$ 39	$ 49	$ 101	$ 447	$ 81		$ 222		$ 113
Accumulated deficit		29,565				29,118		29,565		$ 29,118	29,069		28,847
Cash		160				6		160		6	3
Equity, Attributable to Parent		$ 1,443	1,159	907	865	$ 996	826	$ 1,443	907	$ 996	$ 947	$ 826	$ 725							$ 612
Common stock, par value		$ 0.01				$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized		400,000,000				400,000,000		400,000,000		400,000,000	400,000,000		400,000,000
Net losses from continuing operations						$ 49
Cash outflows from operating activities						22	69	$ 336	48		$ 117		$ 182
Working capital						978				$ 978	$ 947
Gravitics Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net losses from continuing operations		$ 5,215	19,295	3,761	1,775			24,510	5,536	11,699		9,048
Accumulated deficit		67,048				42,538	30,839	67,048		42,538		30,839
Equity, Attributable to Parent		$ 49,900	$ 44,786	$ 31,646	$ 28,293	$ 37,128	$ 26,860	$ 49,900	31,646	$ 37,128		$ 26,860							$ 19,439
Common stock, par value		$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001		$ 0.00001			$ 0.00001
Common stock, shares authorized		32,620,000	27,004,445			19,841,878	19,841,878	32,620,000		19,841,878		19,841,878			32,620,000		27,004,445	19,841,878
Cash outflows from operating activities								$ 7,773	$ 3,669	$ 6,024		$ 5,822
Incorporation date			May 07, 2021					May 07, 2021
Gravitics Inc [Member] | Merger Agreement [Member] | Non-Invasive Monitoring Systems Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity percentage																95.50%
Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Reverse stock split, description	1-for-150
Common stock, par value	$ 0.01
Common stock, shares authorized	400,000,000
Subsequent Event [Member] | Gravitics Inc [Member] | Merger Agreement [Member] | Non-Invasive Monitoring Systems Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity percentage														96.50%
Pre closing NIMS stockholders equity ownership														3.50%